Summary of Significant Accounting Policies - Accumulated Other Comprehensive Income, Other Expenses, and Change in Accounting Pronouncements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive loss:
Stockholders' equity, beginning balance	$ 857,068	$ 1,136,729	$ 1,136,729	$ 1,464,227	$ 1,862,463
Other comprehensive income (loss):
Foreign currency translation and other adjustments	27,223	(66,224)	(134,834)	46,635	11,866
Change in fair value of derivative instruments	16,766	15,206	52,380	(39,947)	(8,783)
Total other comprehensive income (loss)	43,989	(51,018)	(82,454)	6,688	3,083
Stockholders' equity, ending balance	758,771	959,707	857,068	1,136,729	1,464,227
FOREIGN CURRENCY TRANSLATION AND OTHER ADJUSTMENTS
Other comprehensive loss:
Stockholders' equity, beginning balance	(341,024)	(206,190)	(206,190)	(252,825)	(264,691)
Other comprehensive income (loss):
Foreign currency translation and other adjustments	27,223	(66,224)	(134,834)	46,635	11,866
Change in fair value of derivative instruments	0	0	0	0	0
Total other comprehensive income (loss)	27,223	(66,224)	(134,834)	46,635	11,866
Stockholders' equity, ending balance	(313,801)	(272,414)	(341,024)	(206,190)	(252,825)
CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS
Other comprehensive loss:
Stockholders' equity, beginning balance	2,677	(49,703)	(49,703)	(9,756)	(973)
Other comprehensive income (loss):
Foreign currency translation and other adjustments	0	0	0	0	0
Change in fair value of derivative instruments	16,766	15,206	52,380	(39,947)	(8,783)
Total other comprehensive income (loss)	16,766	15,206	52,380	(39,947)	(8,783)
Stockholders' equity, ending balance	19,443	(34,497)	2,677	(49,703)	(9,756)
TOTAL
Other comprehensive loss:
Stockholders' equity, beginning balance	(338,347)	(255,893)	(255,893)	(262,581)	(265,664)
Other comprehensive income (loss):
Stockholders' equity, ending balance	$ (294,358)	$ (306,911)	$ (338,347)	$ (255,893)	$ (262,581)